Subsequent events	12 Months Ended
Mar. 31, 2019
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events
38.	Subsequent events

Agreement with Teva Pharmaceutical Industries Limited

In April 2019, the Company entered into an asset purchase agreement with Teva Pharmaceutical Industries Limited to acquire a portfolio of 42 approved, non-marketed Abbreviated New Drug Applications (ANDAs) in the United States. The total purchase consideration involved is U.S.$4. The portfolio includes more than 30 generic injectable products and helps augment the Company’s injectables product portfolio both in the United States market and globally. This acquisition pertains to the Company’s Global Generics Segment.

Agreement with Celgene

The Company entered into a settlement agreement with Celgene, pursuant to which the Company received a one-time payment of U.S.$ 50 in settlement of any claim the Company or its affiliates may have had for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of REVLIMID brand capsules, (Lenalidomide) pending before Health Canada